Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (13.4%)

	Airlines (0.3%)

468,575	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$474,896

72,000	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	73,074

297,850	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	330,455

218,787	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	244,639

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

196,000	5.500%, 04/20/26	205,285

65,000	5.750%, 04/20/29	70,348

305,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	309,810

241,697	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	286,058

99,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	111,687

91,831	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	95,092

247,396	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	253,415

149,596	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	148,305

		2,603,064

	Communication Services (1.7%)

415,000	Arrow Bidco, LLC* 9.500%, 03/15/24	426,064

275,000	Ashtead Capital, Inc.* 4.000%, 05/01/28	290,771

196,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	199,118

200,000	Brink’s Company* 5.500%, 07/15/25	210,840

485,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	510,167

230,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	248,646

	CSC Holdings, LLC*

980,000	5.500%, 04/15/27	1,026,158

600,000	5.750%, 01/15/30	626,556

400,000	5.375%, 02/01/28	423,536

400,000	4.625%, 12/01/30	394,388

200,000	4.500%, 11/15/31	201,930

275,000	Cumulus Media New Holdings, Inc.*^

	6.750%, 07/01/26	289,798

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

210,000	6.625%, 08/15/27^	$84,431

146,000	5.375%, 08/15/26	84,943

35,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	36,218

942,000	Embarq Corp. 7.995%, 06/01/36	1,056,783

	Entercom Media Corp.*^

136,000	6.500%, 05/01/27	140,231

131,000	6.750%, 03/31/29	133,823

159,000	Frontier Florida, LLC& 6.860%, 02/01/28	174,380

400,000	Frontier North, Inc.@ 6.730%, 02/15/28	435,424

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

235,000	3.500%, 03/01/29	235,451

69,000	5.250%, 12/01/27	72,527

80,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	89,640

	Intelsat Jackson Holdings, SA@

200,000	9.750%, 07/15/25*	113,174

135,000	5.500%, 08/01/23	74,512

400,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	427,832

146,188	Ligado Networks, LLC* 15.500%, 11/01/23	144,793

320,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	329,450

	Netflix, Inc.

200,000	4.875%, 06/15/30*^	241,342

130,000	4.875%, 04/15/28	152,112

	Scripps Escrow II, Inc.*

136,000	3.875%, 01/15/29	136,192

68,000	5.375%, 01/15/31	68,053

357,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	369,856

136,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	141,821

	Sirius XM Radio, Inc.*

345,000	5.500%, 07/01/29^	378,427

345,000	4.625%, 07/15/24^	354,484

201,000	4.000%, 07/15/28	207,432

195,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	199,005

485,000	Sprint Capital Corp.^ 6.875%, 11/15/28	626,222

680,000	Sprint Corp. 7.125%, 06/15/24	783,102

210,000	Telecom Italia Capital, SA 6.000%, 09/30/34	241,552

370,000	United States Cellular Corp. 6.700%, 12/15/33	460,927

112,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	1,204

		12,843,315

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (2.1%)

278,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	$301,324

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	217,827

163,000	4.625%, 08/01/29	163,571

79,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	82,393

345,000	Bally’s Corp.* 6.750%, 06/01/27	373,245

	Caesars Entertainment, Inc.*

132,000	8.125%, 07/01/27	145,448

132,000	6.250%, 07/01/25	139,509

430,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	433,629

	Carnival Corp.*

134,000	10.500%, 02/01/26^	153,638

68,000	7.625%, 03/01/26	72,187

315,000	Carriage Services, Inc.* 4.250%, 05/15/29	315,265

195,000	Carvana Company* 5.625%, 10/01/25	202,689

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

725,000	5.125%, 05/01/27	759,401

300,000	4.750%, 03/01/30	318,405

169,000	5.750%, 02/15/26	174,817

131,000	4.250%, 02/01/31	135,187

130,000	5.000%, 02/01/28	136,436

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	210,887

	Century Communities, Inc.

345,000	6.750%, 06/01/27	369,119

315,000	5.875%, 07/15/25	325,672

	DISH DBS Corp.^

215,000	7.750%, 07/01/26	245,788

168,000	7.375%, 07/01/28	181,976

196,000	Everi Holdings, Inc.*

	5.000%, 07/15/29	200,632

165,000	Ford Motor Company 8.500%, 04/21/23	183,450

	Ford Motor Credit Company, LLC

425,000	4.000%, 11/13/30	450,220

350,000	4.063%, 11/01/24	371,753

320,000	3.664%, 09/08/24	335,773

315,000	4.134%, 08/04/25	337,592

200,000	4.389%, 01/08/26	217,114

	goeasy, Ltd.*

460,000	5.375%, 12/01/24	477,618

241,000	4.375%, 05/01/26	248,625

130,000	Goodyear Tire & Rubber Company*^ 5.000%, 07/15/29	137,085

136,000	Guitar Center, Inc.*& 8.500%, 01/15/26	145,406

	International Game Technology, PLC*

345,000	6.250%, 01/15/27	392,406

200,000	4.125%, 04/15/26^	208,522

	L Brands, Inc.

355,000	6.694%, 01/15/27	421,832

196,000	6.875%, 11/01/35	252,342

PRINCIPAL AMOUNT		VALUE

130,000	Liberty Interactive, LLC 8.500%, 07/15/29	$149,280

196,000	Life Time, Inc.*^ 8.000%, 04/15/26	205,467

	M/I Homes, Inc.

350,000	5.625%, 08/01/25	360,441

205,000	4.950%, 02/01/28	216,293

	Macy’s Retail Holdings, LLC

130,000	6.700%, 07/15/34*	138,342

65,000	5.125%, 01/15/42	59,535

132,000	Macy’s, Inc.* 8.375%, 06/15/25	144,019

	Mattel, Inc.*

350,000	5.875%, 12/15/27	383,334

33,000	3.750%, 04/01/29^	34,835

	Mclaren Finance, PLC*

325,000	5.750%, 08/01/22	325,000

310,000	7.500%, 08/01/26	315,264

400,000	Meritage Homes Corp. 6.000%, 06/01/25	455,288

300,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	302,760

195,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	203,114

257,000	Newell Brands, Inc. 4.700%, 04/01/26	286,658

133,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	131,159

659,000	Rite Aid Corp.* 8.000%, 11/15/26	662,315

	Royal Caribbean Cruises, Ltd.*

130,000	11.500%, 06/01/25	148,949

65,000	10.875%, 06/01/23	73,883

305,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	308,840

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	352,987

207,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	234,363

65,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	75,446

300,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	306,255

275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	273,193

67,000	Williams Scotsman International, Inc.*^ 4.625%, 08/15/28	69,339

		16,055,142

	Consumer Staples (0.6%)

305,000	Central Garden & Pet Company* 4.125%, 04/30/31	312,033

	Edgewell Personal Care Company*

196,000	4.125%, 04/01/29	197,390

135,000	5.500%, 06/01/28^	143,074

305,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	306,781

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

185,000	Fresh Market, Inc.* 9.750%, 05/01/23	$190,713

340,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	374,143

112,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	126,286

	Kraft Heinz Foods Company

410,000	4.375%, 06/01/46	472,230

66,000	4.250%, 03/01/31^	76,095

66,000	3.875%, 05/15/27	73,116

177,000	New Albertsons, LP 7.750%, 06/15/26	203,346

261,000	Performance Food Group, Inc.*^ 4.250%, 08/01/29	265,617

400,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	428,256

	Post Holdings, Inc.*^

325,000	5.750%, 03/01/27	338,975

191,000	4.625%, 04/15/30	194,770

252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	250,193

300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	324,402

	Vector Group, Ltd.*

415,000	5.750%, 02/01/29	422,910

164,000	10.500%, 11/01/26	174,522

		4,874,852

	Energy (1.2%)

	Antero Resources Corp.*

101,000	7.625%, 02/01/29	110,716

65,000	5.375%, 03/01/30^	66,192

	Apache Corp.

268,000	5.100%, 09/01/40	287,736

150,000	4.875%, 11/15/27	161,559

134,000	4.625%, 11/15/25	144,195

	Buckeye Partners, LP

210,000	3.950%, 12/01/26	213,501

135,000	5.850%, 11/15/43	137,427

168,000	ChampionX Corp. 6.375%, 05/01/26	175,980

	Cheniere Energy Partners, LP

280,000	5.625%, 10/01/26	289,593

63,000	4.000%, 03/01/31*^	66,699

129,000	Cheniere Energy, Inc. 4.625%, 10/15/28	136,325

	Continental Resources, Inc.^

270,000	3.800%, 06/01/24	283,519

200,000	4.375%, 01/15/28	223,554

415,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	390,569

3,259	Diamond Foreign Asset Company / Diamond Finance, LLC 13.000%, 04/22/27	3,269

137,000	DT Midstream, Inc.* 4.125%, 06/15/29	140,617

	Energy Transfer, LP‡

390,000	3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	321,859

197,000	6.500%, 11/15/26 5 year CMT + 5.69	201,775

PRINCIPAL AMOUNT		VALUE

	EnLink Midstream Partners, LP

340,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	$263,374

285,000	4.850%, 07/15/26	298,324

	EQT Corp.

150,000	7.500%, 02/01/30	197,218

110,000	6.625%, 02/01/25	127,240

65,000	5.000%, 01/15/29^	73,528

274,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	270,833

	Gulfport Energy Operating Corp.

260,000	6.375%, 05/15/25	11,050

76,078	8.000%, 05/17/26^	81,497

	Laredo Petroleum, Inc.

230,000	10.125%, 01/15/28	243,775

67,000	7.750%, 07/31/29*	64,891

295,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	302,496

	Moss Creek Resources Holdings, Inc.*

145,000	10.500%, 05/15/27	139,370

130,000	7.500%, 01/15/26	117,750

130,000	Murphy Oil Corp. 6.375%, 07/15/28	137,702

	New Fortress Energy, Inc.*

135,000	6.500%, 09/30/26	136,605

132,000	6.750%, 09/15/25	134,827

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	75,270

66,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	69,062

	Occidental Petroleum Corp.

815,000	4.300%, 08/15/39	809,132

605,000	2.900%, 08/15/24	609,973

130,000	5.875%, 09/01/25	144,231

70,000	Ovintiv, Inc.^ 6.500%, 08/15/34	93,516

129,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	128,181

205,000	Parkland Corp. / Canada* 5.875%, 07/15/27	218,825

270,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	242,128

102,000	Range Resources Corp.* 8.250%, 01/15/29	113,065

149,000	Transocean, Inc.*^ 11.500%, 01/30/27	148,441

	Venture Global Calcasieu Pass, LLC*

65,000	4.125%, 08/15/31	67,054

65,000	3.875%, 08/15/29	66,450

133,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	139,016

140,000	Viper Energy Partners, LP* 5.375%, 11/01/27	146,898

195,000	W&T Offshore, Inc.* 9.750%, 11/01/23	187,808

130,000	Weatherford International, Ltd.* 11.000%, 12/01/24	134,694

		9,349,309

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (2.6%)

	Acrisure, LLC / Acrisure Finance, Inc.*

686,000	7.000%, 11/15/25^	$698,094

393,000	6.000%, 08/01/29	393,295

200,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	214,276

281,000	AG Issuer, LLC* 6.250%, 03/01/28	295,531

580,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	606,599

	Ally Financial, Inc.

237,000	4.700%, 08/01/33‡ 5 year CMT + 3.87	249,082

215,000	8.000%, 11/01/31	313,453

125,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	130,216

267,000	AmWINS Group, Inc.* 4.875%, 06/30/29	272,674

635,000	AssuredPartners, Inc.* 7.000%, 08/15/25	647,243

292,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	311,012

261,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	266,079

764,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	795,431

	Credit Acceptance Corp.^

350,000	6.625%, 03/15/26	370,356

238,000	5.125%, 12/31/24*	246,230

84,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	90,330

345,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	357,837

278,000	Enact Holdings, Inc.*^ 6.500%, 08/15/25	301,889

389,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	386,378

439,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	450,032

1,190,000	HUB International, Ltd.* 7.000%, 05/01/26	1,234,411

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

335,000	5.250%, 05/15/27	352,859

202,000	4.375%, 02/01/29	204,735

525,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	444,596

625,000	Iron Mountain, Inc.* 5.250%, 03/15/28	655,600

	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*

550,000	6.250%, 06/03/26	592,983

540,000	5.000%, 08/15/28	553,127

PRINCIPAL AMOUNT		VALUE

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

522,000	5.250%, 10/01/25	$530,691

130,000	4.750%, 06/15/29	129,597

312,000	LD Holdings Group, LLC* 6.125%, 04/01/28	310,053

	Level 3 Financing, Inc.

280,000	4.250%, 07/01/28*	285,569

270,000	5.375%, 05/01/25	276,326

	LPL Holdings, Inc.*

335,000	4.000%, 03/15/29	340,725

101,000	4.375%, 05/15/31	103,669

585,000	MetLife, Inc.^ 6.400%, 12/15/66	750,222

	Navient Corp.

588,000	5.000%, 03/15/27	613,555

300,000	4.875%, 03/15/28	302,874

	OneMain Finance Corp.

335,000	7.125%, 03/15/26	394,731

255,000	6.875%, 03/15/25	289,887

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

161,000	7.500%, 06/01/25	174,629

132,000	5.875%, 10/01/28	140,921

163,000	PHH Mortgage Corp.*^ 7.875%, 03/15/26	167,541

300,000	Prospect Capital Corp.µ 3.706%, 01/22/26	311,646

125,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	125,991

345,000	Radian Group, Inc. 4.875%, 03/15/27	375,232

300,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	303,420

195,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	197,808

166,000	SLM Corp. 4.200%, 10/29/25	179,889

345,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	366,155

269,000	StoneX Group, Inc.* 8.625%, 06/15/25	292,497

	United Wholesale Mortgage, LLC*

205,000	5.500%, 11/15/25	211,468

130,000	5.500%, 04/15/29	129,503

272,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	280,367

	XHR, LP*

280,000	6.375%, 08/15/25	298,698

130,000	4.875%, 06/01/29	133,159

		19,451,171

	Health Care (1.2%)

136,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	143,158

770,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	834,033

	Bausch Health Companies, Inc.*

365,000	5.250%, 02/15/31^	342,403

300,000	5.000%, 01/30/28	287,157

118,000	5.000%, 02/15/29	111,599

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Centene Corp.

276,000	4.250%, 12/15/27	$291,122

136,000	3.000%, 10/15/30	141,568

130,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	133,388

	CHS/Community Health Systems, Inc.*

533,000	6.125%, 04/01/30	540,739

305,000	8.000%, 03/15/26	327,167

146,000	6.875%, 04/15/29	153,853

	DaVita, Inc.*

396,000	4.625%, 06/01/30	409,488

198,000	3.750%, 02/15/31	192,793

	Encompass Health Corp.

130,000	4.750%, 02/01/30^	139,458

130,000	4.500%, 02/01/28	135,446

282,000	HCA, Inc. 7.500%, 11/06/33	403,133

200,000	Jazz Securities DAC* 4.375%, 01/15/29	208,826

465,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	309,736

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

490,000	5.125%, 04/30/31	505,337

200,000	4.125%, 04/30/28	205,378

302,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	281,986

	Tenet Healthcare Corp.

625,000	6.250%, 02/01/27*	651,875

390,000	4.625%, 07/15/24	395,667

375,000	6.875%, 11/15/31	430,076

345,000	4.875%, 01/01/26*	357,713

	Teva Pharmaceutical Finance Netherlands III, BV

590,000	2.800%, 07/21/23	585,380

520,000	6.000%, 04/15/24	547,196

		9,065,675

	Industrials (2.1%)

265,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	293,456

300,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	300,153

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

340,000	4.625%, 01/15/27	359,846

337,000	4.875%, 02/15/30	365,075

136,000	3.500%, 03/15/29^	137,463

	Allison Transmission, Inc.*

230,000	4.750%, 10/01/27	240,348

70,000	3.750%, 01/30/31	70,067

66,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	66,888

65,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	57,940

146,000	Arcosa, Inc.* 4.375%, 04/15/29	149,670

700,000	ARD Finance, SA*

	6.500%, 06/30/27

	7.250% PIK rate	739,298

PRINCIPAL AMOUNT		VALUE

137,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	$150,900

238,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	238,828

261,000	BWX Technologies, Inc.* 4.125%, 04/15/29	267,588

	Cascades, Inc. / Cascades USA, Inc.*

207,000	5.125%, 01/15/26	219,406

138,000	5.375%, 01/15/28	145,449

	Delta Air Lines, Inc.

67,000	3.800%, 04/19/23^	69,232

66,000	7.375%, 01/15/26	77,775

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

68,000	4.750%, 10/20/28	76,222

34,000	4.500%, 10/20/25µ	36,625

196,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	190,318

145,000	EnerSys* 4.375%, 12/15/27	151,903

300,000	Fly Leasing, Ltd. 5.250%, 10/15/24	304,503

132,000	GFL Environmental, Inc.* 3.750%, 08/01/25	135,988

	Golden Nugget, Inc.*

200,000	6.750%, 10/15/24	200,732

140,000	8.750%, 10/01/25^	147,643

148,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	158,464

140,000	Granite US Holdings Corp.* 11.000%, 10/01/27	156,433

	Graphic Packaging International, LLC*

175,000	4.750%, 07/15/27	189,903

125,000	3.500%, 03/01/29	124,676

65,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	67,122

623,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	618,720

146,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	149,127

350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	367,871

	Howmet Aerospace, Inc.

326,000	5.125%, 10/01/24	359,311

114,000	6.875%, 05/01/25	132,747

350,000	JELD-WEN, Inc.* 4.625%, 12/15/25	357,056

136,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	147,506

308,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	317,610

134,000	MasTec, Inc.* 4.500%, 08/15/28	141,414

174,000	Meritor, Inc.* 4.500%, 12/15/28	178,186

170,000	Moog, Inc.* 4.250%, 12/15/27	175,627

365,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	371,519

272,000	Novelis Corp.* 4.750%, 01/30/30	290,050

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

310,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	$315,481

	Patrick Industries, Inc.*

140,000	7.500%, 10/15/27	152,347

130,000	4.750%, 05/01/29	132,762

335,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	363,763

59,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	62,594

275,000	QVC, Inc. 4.375%, 09/01/28	282,758

310,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	310,068

210,000	Scientific Games International, Inc.* 5.000%, 10/15/25	216,019

135,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	142,488

247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	249,472

	Sinclair Television Group, Inc.*

136,000	4.125%, 12/01/30	132,027

135,000	5.500%, 03/01/30^	135,609

	Standard Industries, Inc.*

270,000	5.000%, 02/15/27	279,739

66,000	4.375%, 07/15/30	67,928

	Station Casinos, LLC*

545,000	4.500%, 02/15/28^	550,205

178,000	5.000%, 10/01/25	180,480

136,000	Stericycle, Inc.* 3.875%, 01/15/29	138,044

200,000	STL Holding Company, LLC* 7.500%, 02/15/26	211,058

200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	211,346

	TransDigm, Inc.

355,000	6.250%, 03/15/26*	373,023

205,000	7.500%, 03/15/27	217,497

130,000	Tronox, Inc.*^ 4.625%, 03/15/29	132,438

	United Rentals North America, Inc.

130,000	3.750%, 01/15/32	130,000

125,000	5.875%, 09/15/26	129,286

66,000	3.875%, 02/15/31^	68,006

175,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	178,752

	WESCO Distribution, Inc.*

137,000	7.125%, 06/15/25^	147,776

68,000	7.250%, 06/15/28	75,814

350,000	XPO Logistics, Inc.* 6.750%, 08/15/24	363,380

		15,446,818

	Information Technology (0.6%)

131,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	135,123

140,000	CDK Global, Inc.* 5.250%, 05/15/29	152,653

315,000	CommScope Technologies, LLC* 6.000%, 06/15/25	320,103

PRINCIPAL AMOUNT		VALUE

	Dell International, LLC / EMC Corp.

310,000	6.020%, 06/15/26µ	$373,221

215,000	6.100%, 07/15/27	265,996

125,000	5.850%, 07/15/25µ	146,960

138,000	Fair Isaac Corp.* 4.000%, 06/15/28	144,401

300,000	KBR, Inc.* 4.750%, 09/30/28	305,373

300,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	291,810

130,000	NCR Corp.* 5.125%, 04/15/29	135,487

305,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	308,065

198,000	ON Semiconductor Corp.* 3.875%, 09/01/28	206,306

204,000	Open Text Corp.* 3.875%, 02/15/28	211,165

130,000	Playtika Holding Corp.* 4.250%, 03/15/29	129,797

187,000	PTC, Inc.* 4.000%, 02/15/28	193,783

300,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	302,247

	Twilio, Inc.

185,000	3.625%, 03/15/29	190,291

66,000	3.875%, 03/15/31^	69,064

300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	300,582

		4,182,427

	Materials (0.6%)

300,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	313,302

147,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	154,571

200,000	ArcelorMittal, SA 7.250%, 10/15/39	292,278

420,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	424,985

275,000	First Quantum Minerals, Ltd.*^ 7.250%, 04/01/23	280,313

	Freeport-McMoRan, Inc.

185,000	5.000%, 09/01/27	195,495

130,000	5.450%, 03/15/43	167,138

120,000	5.400%, 11/14/34^	152,558

205,000	HB Fuller Company 4.250%, 10/15/28	210,014

261,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	267,345

215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	226,786

	Kaiser Aluminum Corp.*

145,000	4.625%, 03/01/28^	151,605

33,000	4.500%, 06/01/31	34,357

211,000	Mercer International, Inc.^ 5.125%, 02/01/29	215,469

	New Gold, Inc.*

85,000	6.375%, 05/15/25	87,743

68,000	7.500%, 07/15/27^	73,501

261,000	OCI, NV* 4.625%, 10/15/25	271,075

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

132,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	$143,178

133,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	80,369

305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	316,944

131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	133,705

210,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	220,292

134,000	Valvoline, Inc.* 3.625%, 06/15/31	133,582

		4,546,605

	Real Estate (0.2%)

210,000	EPR Properties^ 3.750%, 08/15/29	213,278

	Forestar Group, Inc.*

195,000	5.000%, 03/01/28	203,266

67,000	3.850%, 05/15/26	68,021

204,000	iStar, Inc.^ 5.500%, 02/15/26	214,176

	Service Properties Trust

345,000	4.350%, 10/01/24	348,226

125,000	5.250%, 02/15/26	126,530

		1,173,497

	Utilities (0.2%)

204,000	Calpine Corp.* 4.500%, 02/15/28	210,571

95,000	NRG Energy, Inc. 6.625%, 01/15/27	98,455

401,000	PPL Capital Funding, Inc.^‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	393,192

	Talen Energy Supply, LLC*

135,000	10.500%, 01/15/26	93,192

70,000	7.250%, 05/15/27	63,908

350,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	378,987

		1,238,305

	TOTAL CORPORATE BONDS (Cost $96,568,382)	100,830,180

CONVERTIBLE BONDS (107.5%)

	Communication Services (12.7%)

3,193,000	Eventbrite, Inc.*µ 0.750%, 09/15/26	3,019,620

	Liberty Media Corp.

8,000,000	0.500%, 12/01/50*	8,859,360

5,825,000	1.375%, 10/15/23µ	7,745,444

5,000,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	6,622,300

4,500,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	9,081,495

4,000,000	Sea, Ltd. 2.375%, 12/01/25	12,434,240

	Snap, Inc.

10,000,000	0.000%, 05/01/27*	11,512,000

5,000,000	0.750%, 08/01/26	16,369,250

PRINCIPAL AMOUNT		VALUE

7,750,000	Twitter, Inc.^ 0.250%, 06/15/24	$10,747,158

6,600,000	Zynga, Inc.µ 0.250%, 06/01/24	8,820,042

		95,210,909

	Consumer Discretionary (31.6%)

5,000,000	Airbnb, Inc.* 0.000%, 03/15/26	4,686,400

8,000,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	11,292,800

5,500,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	8,999,485

4,750,000	Cheesecake Factory, Inc. 0.375%, 06/15/26	4,455,975

7,500,000	Chegg, Inc.* 0.000%, 09/01/26	8,132,775

2,250,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	6,923,160

	DISH Network Corp.

4,500,000	0.000%, 12/15/25*	5,266,800

515,000	2.375%, 03/15/24	499,050

9,750,000	DraftKings, Inc.* 0.000%, 03/15/28	8,558,940

11,250,000	Etsy, Inc.*µ^ 0.125%, 09/01/27	13,559,625

3,683,000	Expedia Group, Inc.*µ^ 0.000%, 02/15/26	3,960,035

10,000,000	Ford Motor Company*µ 0.000%, 03/15/26	10,715,500

4,750,000	LCI Industries*µ 1.125%, 05/15/26	5,122,590

	Liberty Interactive, LLC

280,000	4.000%, 11/15/29	215,776

170,000	3.750%, 02/15/30	131,145

3,677,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	3,717,006

10,000,000	Marriott Vacations Worldwide Corp.*µ 0.000%, 01/15/26	10,692,300

2,750,000	NCL Corp. Ltd. 6.000%, 05/15/24	5,394,758

3,739,000	NCL Corp., Ltd.* 5.375%, 08/01/25	5,917,117

125,000	Peloton Interactive, Inc.* 0.000%, 02/15/26	118,284

4,000,000	RH 0.000%, 09/15/24	12,511,640

13,500,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	17,394,750

5,000,000	Shake Shack, Inc.* 0.000%, 03/01/28	4,685,550

3,875,000	Tesla, Inc.~ 2.000%, 05/15/24	42,944,494

3,250,000	Under Armour, Inc.^ 1.500%, 06/01/24	6,067,068

13,250,000	Vail Resorts, Inc.*^ 0.000%, 01/01/26	13,378,657

4,750,000	Vroom, Inc.* 0.750%, 07/01/26	4,621,085

11,000,000	Wayfair, Inc.* 0.625%, 10/01/25	10,686,390

5,250,000	Winnebago Industries, Inc. 1.500%, 04/01/25	6,947,430

		237,596,585

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.6%)

5,000,000	Beyond Meat, Inc.* 0.000%, 03/15/27	$4,606,900

	Energy (1.2%)

6,250,000	Pioneer Natural Resources Company^ 0.250%, 05/15/25	9,194,938

9,600,000	SunEdison, Inc. 0.250%, 01/15/20	148,512

		9,343,450

	Financials (1.3%)

4,500,000	Coinbase Global, Inc.* 0.500%, 06/01/26	4,543,515

4,750,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	4,811,560

		9,355,075

	Health Care (17.8%)

5,000,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	4,569,350

2,500,000	CONMED Corp.^ 2.625%, 02/01/24	4,046,425

12,250,000	Dexcom, Inc. 0.250%, 11/15/25	13,968,797

2,079,000	Envista Holdings Corp.^ 2.375%, 06/01/25	4,434,777

8,000,000	Exact Sciences Corp.µ 0.375%, 03/15/27	9,672,240

5,000,000	Halozyme Therapeutics, Inc.*µ 0.250%, 03/01/27	4,580,850

12,250,000	Insulet Corp.~ 0.375%, 09/01/26	16,967,230

8,000,000	Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	9,107,840

6,750,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	8,751,038

9,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	8,869,590

3,500,000	NuVasive, Inc. 0.375%, 03/15/25	3,406,515

4,750,000	Oak Street Health, Inc.* 0.000%, 03/15/26	5,030,535

7,500,000	Omnicell, Inc.* 0.250%, 09/15/25	11,814,075

7,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	7,702,660

5,741,000	Repligen Corp. 0.375%, 07/15/24	12,418,185

1,500,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	1,840,185

6,000,000	Teladoc Health, Inc.^ 1.250%, 06/01/27	6,463,020

		133,643,312

	Industrials (8.3%)

3,000,000	Air Canada 4.000%, 07/01/25	4,577,850

3,500,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,640,560

3,300,000	Atlas Air Worldwide Holdings, Inc. 1.875%, 06/01/24	4,165,722

PRINCIPAL AMOUNT		VALUE

9,750,000	JetBlue Airways Corp.*µ^ 0.500%, 04/01/26	$9,643,237

4,750,000	John Bean Technologies Corp.*µ 0.250%, 05/15/26	5,122,353

3,750,000	Middleby Corp.*µ 1.000%, 09/01/25	5,866,012

8,500,000	Southwest Airlines Company~ 1.250%, 05/01/25	12,489,050

17,500,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	17,093,825

		62,598,609

	Information Technology (31.4%)

7,750,000	Bentley Systems, Inc.* 0.125%, 01/15/26	8,944,817

4,659,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	6,771,950

12,500,000	Coupa Software, Inc. 0.375%, 06/15/26	13,420,875

6,500,000	Datadog, Inc. 0.125%, 06/15/25	9,019,595

	Enphase Energy, Inc.*

5,000,000	0.000%, 03/01/26	5,040,650

5,000,000	0.000%, 03/01/28	5,071,300

2,250,000	Everbridge, Inc.µ 0.125%, 12/15/24	3,145,928

3,250,000	Five9, Inc.µ 0.500%, 06/01/25	5,256,420

4,250,000	LivePerson, Inc.*µ 0.000%, 12/15/26	4,601,560

13,094,000	Microchip Technology, Inc.µ^ 0.125%, 11/15/24	14,370,272

5,250,000	MicroStrategy, Inc.*µ 0.000%, 02/15/27	3,891,195

6,000,000	MongoDB, Inc.µ 0.250%, 01/15/26	10,841,820

5,010,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	7,077,577

	Okta, Inc.

6,500,000	0.125%, 09/01/25^	9,485,190

3,500,000	0.375%, 06/15/26	4,415,040

9,250,000	ON Semiconductor Corp.*^ 0.000%, 05/01/27	9,843,850

7,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23	11,589,150

9,750,000	Repay Holdings Corp.* 0.000%, 02/01/26	9,712,365

7,250,000	RingCentral, Inc. 0.000%, 03/01/25	7,667,745

12,000,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	15,613,320

1,616,000	Shopify, Inc.^ 0.125%, 11/01/25	2,130,809

6,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	9,167,445

	Square, Inc.*^

8,000,000	0.250%, 11/01/27	9,439,600

8,000,000	0.000%, 05/01/26	9,101,600

5,000,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	5,719,200

7,000,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	7,649,600

4,500,000	Workday, Inc.~ 0.250%, 10/01/22	7,285,725

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,750,000	Zendesk, Inc. 0.625%, 06/15/25	$9,199,777

6,314,000	Zscaler, Inc. 0.125%, 07/01/25	10,550,063

		236,024,438

	Materials (1.5%)

4,750,000	Ivanhoe Mines, Ltd.*µ 2.500%, 04/15/26	5,942,297

5,225,000	MP Materials Corp.*µ 0.250%, 04/01/26	5,658,414

		11,600,711

	Real Estate (1.1%)

3,250,000	IH Merger Sub, LLCµ 3.500%, 01/15/22	5,814,282

2,559,000	Redfin Corp.* 0.000%, 10/15/25	2,775,159

		8,589,441

	TOTAL CONVERTIBLE BONDS (Cost $639,724,124)	808,569,430

BANK LOANS (1.9%) ¡

	Airlines (0.1%)

225,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	231,666

339,150	United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	340,189

		571,855

	Communication Services (0.5%)

343,875	Clear Channel Outdoor Holdings, Inc.‡ 3.629%, 08/21/26 3 mo. LIBOR + 3.50%	334,455

221,063	CommScope, Inc.‡ 3.342%, 04/06/26 1 mo. LIBOR + 3.25%	219,266

174,931	Consolidated Communications, Inc.‡ 4.250%, 10/02/27 1 mo. LIBOR + 3.50%	174,559

147,381	CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	145,775

750,000	DIRECTV Financing, LLC! 0.000%, 07/21/27	749,441

413,963	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	414,482

200,000	Frontier Communications Corp.! 0.000%, 05/01/28	200,251

243,952	iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	241,055

645,600	Intelsat Jackson Holdings, SA@ 8.625%, 01/02/24	658,628

508,329	Intelsat Jackson Holdings, SA‡@ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	519,040

		3,656,952

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (0.4%)

130,000	At Home Group, Inc.! 0.000%, 07/30/28	$130,163

65,000	At Home Group, Inc.‡ 4.750%, 07/30/28 3 mo. LIBOR + 4.25%	65,081

273,625	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	273,797

386,533	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	395,151

473,813	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	472,294

540,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	540,472

200,597	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	201,600

110,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	110,550

245,300	TKC Holdings, Inc.! 0.000%, 05/15/28	242,771

67,700	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	67,002

470,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	469,561

		2,968,442

	Consumer Staples (0.0%)

99,022	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	98,836

	Energy (0.0%)

287,829	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	286,391

	Financials (0.1%)

425,000	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	426,063

	Health Care (0.4%)

675,209	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	654,426

290,596	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	284,530

374,308	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	373,374

128,087	Icon Luxembourg Sarl! 0.000%, 07/03/28	127,972

96,065	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	95,979

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

31,913	Icon Luxembourg Sarl! 0.000%, 07/03/28	$31,884

23,935	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	23,913

280,597	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	273,524

300,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	300,938

628,336	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	609,782

		2,776,322

	Industrials (0.3%)

140,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	139,311

170,000	Air Canada! 0.000%, 07/28/28	170,496

440,100	Berry Global, Inc.‡ 1.850%, 07/01/26 1 mo. LIBOR + 1.75%	435,463

266,700	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	267,367

281,448	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	279,425

206,372	Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	206,372

189,807	RegionalCare Hospital Partners Holdings, Inc.‡ 3.842%, 11/16/25 1 mo. LIBOR + 3.75%	188,438

443,130	Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	437,192

68,428	TransDigm, Inc.‡ 2.342%, 12/09/25 1 mo. LIBOR + 2.25%	67,310

		2,191,374

	Information Technology (0.1%)

170,000	AP Core Holdings II, LLC! 0.000%, 07/21/27	169,470

286,750	Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	284,727

184,075	Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	184,277

329,975	Camelot U.S. Acquisition 1 Company‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	327,211

PRINCIPAL AMOUNT		VALUE

288,031	VFH Parent, LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	$286,333

		1,252,018

	Materials (0.0%)

197,500	Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	197,377

	TOTAL BANK LOANS (Cost $14,464,046)	14,425,630

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (18.0%)

	Communication Services (1.2%)

6,750	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	8,540,978

	Consumer Discretionary (1.7%)

68,935	Aptiv, PLC 5.500%, 06/15/23	12,943,236

	Energy (0.0%)

7	Gulfport Energy Operating Corp. 10.000%, 08/30/21 15.000% PIK RATE	34,475

	Financials (1.6%)

4,000	Bank of America Corp.‡‡ 7.250%	5,918,200

73,830	KKR & Company, Inc.^ 6.000%, 09/15/23	6,130,843

		12,049,043

	Health Care (4.7%)

100,715	Avantor, Inc. 6.250%, 05/15/22	11,647,690

62,325	Boston Scientific Corp. 5.500%, 06/01/23	7,657,249

8,080	Danaher Corp. 4.750%, 04/15/22	16,101,420

		35,406,359

	Industrials (1.0%)

65,335	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	7,709,530

	Information Technology (2.8%)

13,625	Broadcom, Inc.~ 8.000%, 09/30/22	21,041,632

	Utilities (5.0%)

48,960	AES Corp. 6.875%, 02/15/24	4,963,565

134,810	Dominion Energy, Inc. 7.250%	13,444,601

	NextEra Energy, Inc.

153,825	6.219%, 09/01/23	7,981,979

123,080	4.872%, 09/01/22	7,233,412

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

68,765	5.279%, 03/01/23	$3,530,395

		37,153,952

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,369,767)	134,879,205

COMMON STOCKS (0.3%)

	Communication Services (0.0%)

1,943	Cumulus Media, Inc. - Class A#	22,908

4,305	Lumen Technologies, Inc.^	53,684

		76,592

	Energy (0.3%)

11,334	Calfrac Well Services, Ltd.#	32,755

2,577	Chaparral Energy, Inc. - Class A#	97,926

785	Chesapeake Energy Corp.	42,429

525	Chevron Corp.^	53,450

1,248	Denbury, Inc.^#	82,006

6,116	Diamond Offshore Drilling, Inc.#	36,237

11,685	Energy Transfer, LP	115,214

12,655	Enterprise Products Partners, LP	285,623

1,881	EP Energy Corp.&#	186,219

1,806	Gulfport Energy Operating Corp.#	123,350

15,487	Lonestar Resources US, Inc.#	152,547

3,560	Magellan Midstream Partners, LP	165,896

615	Oasis Petroleum, Inc.^	56,402

1,960	Schlumberger, NV	56,507

4,189	Superior Energy Services, Inc.#	163,371

5,950	Targa Resources Corp.	250,555

4,325	Weatherford International, PLC^#	75,428

961	Whiting Petroleum Corp.#	45,071

2,400	Williams Companies, Inc.^	60,120

		2,081,106

	Industrials (0.0%)

46,293	McDermott International, Inc.#	15,323

	TOTAL COMMON STOCKS (Cost $2,985,818)	2,173,021

WARRANTS (0.0%) #

	Energy (0.0%)

900	Chesapeake Energy Corp. 02/09/26, Strike $32.13	22,500

810	Chesapeake Energy Corp. 02/09/26, Strike $27.63	23,190

500	Chesapeake Energy Corp. 02/09/26, Strike $36.18	10,780

1,399	Denbury, Inc. 09/18/25, Strike $32.59	46,489

515	Denbury, Inc. 09/18/23, Strike $35.41	15,424

13,522	Mcdermott International, Ltd. 06/30/27, Strike $15.98	2

12,170	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1

	TOTAL WARRANTS (Cost $298,335)	118,386

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (0.2%)

	Communication Services (0.0%)

11,630	United States Cellular Corp. 6.250%, 09/01/69	$323,081

	Consumer Discretionary (0.1%)

1,722	Guitar Center, Inc. 0.000%	195,663

1,288	Qurate Retail, Inc. 8.000%, 03/15/31	139,722

		335,385

	Energy (0.1%)

15,000	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	349,500

14,360	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	361,728

12,000	NuStar Logistics, LP‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	303,240

		1,014,468

	TOTAL PREFERRED STOCKS (Cost $1,630,342)	1,672,934

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.5%) #

	Communication Services (0.2%)

	Sea, Ltd.

435

12,012,960	Put, 01/21/22, Strike $260.00	1,102,725

435

12,012,960	Put, 01/21/22, Strike $200.00	293,625

2,150	Snap, Inc.

16,000,300	Put, 01/21/22, Strike $55.00	569,750

		1,966,100

	Consumer Discretionary (0.9%)

625	Tesla, Inc.

42,950,000	Put, 01/21/22, Strike $700.00	6,621,875

	Information Technology (0.1%)

1,125	Micron Technology, Inc.

8,727,750	Call, 01/21/22, Strike $85.00	554,063

	Other (0.3%)

1,200	Invesco QQQ Trust Series

43,748,400	Put, 01/21/22, Strike $325.00	1,186,200

1,000	SPDR S&P 500 ETF Trust

25,437,000	Put, 01/21/22, Strike $400.00	1,122,500

		2,308,700

	TOTAL PURCHASED OPTIONS (Cost $17,587,409)	11,450,738

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

TOTAL INVESTMENTS (142.8%) (Cost $880,628,223)		$1,074,119,524

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-8.5%)		(64,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.3%)		(257,798,296)

NET ASSETS (100.0%)		$752,321,228

WRITTEN OPTIONS (-0.1%) #

	Communication Services (-0.1%)

435	Sea, Ltd.

12,012,960	Call, 01/21/22, Strike $320.00	(806,925)

	Consumer Discretionary (0.0%)

325	Tesla, Inc.

22,334,000	Call, 01/21/22, Strike $1,500.00	(117,000)

	TOTAL WRITTEN OPTIONS (Premium $3,910,814)	(923,925)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $160,821,222.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $49,601,573.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows*:

Cost basis of investments	$876,717,409
Gross unrealized appreciation	216,242,823

Gross unrealized depreciation	(19,764,633)
Net unrealized appreciation (depreciation)	$196,478,190

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,560,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $64.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference

Series A	9/06/22	3.70%	850	$25	$21,250,000

Series B	9/06/24	4.00%	850	$25	$21,250,000

Series C	9/06/27	4.24%	860	$25	$21,500,000

				Total	$64,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.